FORM N-SAR
                           SEMI-ANNUAL REPORT FOR REGISTERED
                                          INVESTMENT COMPANIES

Report for six month period ending:           /           /

                     or fiscal year ending:     12   /   31   / 97

Is this a transition report?: (Y/N)    N

Is this an amendment to a previous filing? (Y/N)    N

Those items or sub-items with an "X" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.A.  Registrant Name:               Oppenheimer Total Return Fund
                            Periodic Investment Plan

   B.  File Number:  811-512

   C.  Telephone Number: 303-768-3200

2.A.  Street:       6803 South Tucson Way

   B.  City: Englewood    C.  State: CO   D.  Zip Code: 80112   Zip Ext:

   E.  Foreign Country:                          Foreign Postal Code:

3.  Is this the first filing on this form by Registrant? (Y/N)     N

4.  Is this the last filing on this form by Registrant? (Y/N)      N

5.  Is Registrant a small business investment company (SBIC)?  (Y/N)     N
         [If answer is "Y" (Yes), complete only items 89 through 110.]

6.  Is Registrant a unit investment trust (UIT)?  (Y/N)         Y
         [If answer is "Y" (Yes) complete only items 111 through 132.]

7.A.  Is Registant a series or multiple portfolio company?  (Y/N)     N
         [If answer is "N" (No), go to item 8.]

   B. How many separate series or portfolios did Registrant have at the end of the period?

For period ending     12/31/97

File number      811- 512



UNIT INVESTMENT TRUSTS

111.A.X  Depositor Name: Oppenheimer Total Return Fund
                                 Periodic Investment Plan

      B.X  File Number (If any):    811-512

      C.X  City:   Englewood  State: CO   Zip Code: 80112  Zip Ext.:

112.A.X Sponsor Name: OppenheimerFunds Distributor, Inc.

       B.X  File Number (If any):   8-22992

       C.X  City: New York State: NY  Zip Code: 10048  Zip Ext.: 0203

113.A.X  Trustee Name:  Bank of Boston

       B.X   City: Boston  State: MA   Zip Code: 02110  Zip Ext.:

114.A.XPrincipal Underwritier Name: OppenheimerFunds Distributor, Inc.

       B.X  File Number:   8-22992

       C.X  City: New York    State: NY    Zip Code: 10048    Zip Ext.: 0203

115.A.X   Independent Public Accountant Name:

       B.X   City:         State:         Zip Code:         Zip Ext.:

For period ending     12/31/97

File number       811-512



116.  Family of investment companies information:

A.X  Is Registrant part of a family of investment companies: (Y/N)

B.X Identify the family in 10 letters:


(NOTE: In filing this form, use this identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.A.X Is Registrant a separate account of an insurance company?(Y/N) If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

B.X  Variable annuity contracts: (Y/N)

C.X  Scheduled premium variable life contracts: (Y/N)

D.X  Flexible premium variable life contracts?  (Y/N)

E.X Other types of insurance products registered under the Securities Act of 1933? (Y/N)

118.XState the number of series existing at the end of the period that had securities registered under the Securities Act of 1933

119.XState the number of new series for which registration statements under the Securities Act of 1933 became effective during the period

120.XState the total value of the portfolio securities on the date of deposit
for the new series included in item 119 ($000's omitted)       $

121.X State the number of series for which a current prospectus was in existence at the end of the period

122.XState the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period

For period ending     12/31/97

File number          811- 512


123.X  State the total value of the additional units considered in
answering item 122 ($000's omitted)      $

124.XState the total value of units of prior series that were placed in the portfolios of subsequest series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series)
($000's omitted)                         $

125.XState the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant
($000's omitted)                         $

126.Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)
($000's omitted)                         $ 12

For period ending    12/31/97

File number        811- 512

127.List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):
                        Number of      Total Assets           Total Income
                          Series          ($000's            Distributions
                        Investing        omitted)           ($000's omitted)
A.U.S. Treasury
    direct issue

B.U.S. Gov't
    agency

C.State/municipal
    tax-free

D.Public utility
    debt

E.Brokers/dealers
debt or debt of
brokers' or dealers'
parent

F.All other corporate
 intermed. &
 long-term debt


G.All other corporate
short-term debt


H.Equity securities of
brokers or dealers
or parents of brokers
or dealers

For period ending     12/31/97

File number     811- 512


(Continued)
                          Number of       Total Assets        Total Income
                           Series            ($000's            Distributions
                          Investing        omitted)           ($000's omitted)

I.Investment company
equity securities             1            $103,933          $ 646

J.All other equity
 securities

K.Other securities

L.Total assets of all
series of registrant          1            $103,933          $ 646



128.XIs the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)
[If answer is "N" (No), go to item 131.]

129.XIs the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
[If answer is "N" (No), go to item 131.]

130.XIn computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131.Total expenses incurred by all series of Registrant during the current
reporting period($000's omitted)                             $ 591

132.XList the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

                  811-